UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

McKee International Equity Portfolio
A series of The Advisors’ Inner Circle Fund

McKee International Equity Portfolio
Proposal	Proposed by	Mgt. Position	Registrant Voted

TAIWAN SEMICONDUCTOR MFG. CO. LTD.
Security ID: 874039100
Ticker: TSM
Meeting Date: 09-Jun-20
Meeting Type: Annual
1)	To accept 2019 Business Report and Financial Statements	Management	For	Voted - For
2)	To revise the Procedures for Lending Funds to Other Parties	Management	For	Voted - For
5.1	Director: Yancey Hai	Management	For	Voted - For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security ID: 881624209
Ticker: TEVA
Meeting Date: 09-Jun-20
Meeting Type: Annual
1A.	Election of Director: Dr. Sol J. Barer	Management	For	Voted - For
1B.	Election of Director: Jean-Michel Halfon	Management	For	Voted - For
1C.	Election of Director: Nechemia (Chemi) J. Peres	Management	For	Voted - For
1D.	Election of Director: Janet S. Vergis	Management	For	Voted - For
2.	To approve, on a non-binding advisory basis, the compensation for Teva's named executive officers.	Management	For	Voted - For
3.	To approve Teva's 2020 Long-Term Equity-Based Incentive Plan, substantially in the form attached as Appendix A to the Proxy Statement.	Management	For	Voted - For
4.	To approve an amendment to the terms of office and employment of Teva's President and Chief Executive Officer.	Management	For	Voted - For
5.	To approve an amendment to Teva's Articles of Association.	Management	For	Voted - For
6.	To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd., as Teva's independent registered public accounting firm until Teva's 2021 annual meeting of shareholders.	Management	For	Voted - For

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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:  /s/ Michael Beattie
Michael Beattie
President
Date: August 10, 2020

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